Condensed Consolidating Guarantor Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	$ 33,838	$ (1,167)	$ 3,373
Cash flow from investing activities	(361,715)	(118,281)	(16,624)
Cash flow from financing activities	342,193	117,720	9,413
Effect of exchange rate changes on cash	(19)
Net change in cash and cash equivalents	14,297	(1,728)	(3,838)
Cash at beginning of period	554	2,282	6,120
Cash at end of period	14,851	554	2,282
Magnum Hunter Resources Corporation [Member]
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(203,251)	(92,809)	719
Cash flow from investing activities	(90,464)	(21,926)	(12,549)
Cash flow from financing activities	310,917	117,998	9,414
Net change in cash and cash equivalents	17,202	3,263	(2,416)
Cash at beginning of period	1,556	(1,707)	4,420
Cash at end of period	18,758	1,556	2,004
Magnum Hunter Resources Corporation [Member] | Senior Notes under May 16, 2012 Indenture
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(203,251)	(92,809)	719
Cash flow from investing activities	(90,464)	(21,926)	(12,549)
Cash flow from financing activities	310,917	117,998	9,414
Net change in cash and cash equivalents	17,202	3,263	(2,416)
Cash at beginning of period	1,556	(1,707)	4,420
Cash at end of period	18,758	1,556	2,004
Guarantor Subsidiaries [Member]
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	192,027	72,453	440
Cash flow from investing activities	(196,692)	(77,194)	(529)
Cash flow from financing activities	(369)	(80)	(1)
Net change in cash and cash equivalents	(5,034)	(4,821)	(90)
Cash at beginning of period	(1,094)	3,727	235
Cash at end of period	(6,128)	(1,094)	145
Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	193,295	73,243	2,654
Cash flow from investing activities	(201,272)	(78,081)	(4,075)
Cash flow from financing activities	3,206	(278)	(1)
Net change in cash and cash equivalents	(4,771)	(5,116)	(1,422)
Cash at beginning of period	(1,101)	3,989	1,700
Cash at end of period	(5,872)	(1,127)	278
Non-Guarantor Subsidiaries [Member]
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	45,062	19,189	2,214
Cash flow from investing activities	(74,559)	(19,161)	(3,546)
Cash flow from financing activities	31,645	(198)
Effect of exchange rate changes on cash	(19)
Net change in cash and cash equivalents	2,129	(170)	(1,332)
Cash at beginning of period	92	262	1,465
Cash at end of period	2,221	92	133
Non-Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	43,794	18,399
Cash flow from investing activities	(69,979)	(18,274)
Cash flow from financing activities	28,070
Effect of exchange rate changes on cash	(19)
Net change in cash and cash equivalents	1,866	125
Cash at beginning of period	99
Cash at end of period	1,965	125
Eliminations [Member]
Schedule of condensed consolidating statements of cash flows
Cash at beginning of period		0	0
Cash at end of period	$ 0	$ 0	$ 0